Vessels, Net And Other Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance, beginning of period	$ 334,236,238
Depreciation	(7,650,612)	$ (15,135,897)	$ (15,135,897)
Impairment loss	(239,998,290)	(21,642,089)
Balance, end of period		334,236,238
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, beginning of period	393,226,346	424,105,871
Improvements	134,140
Depreciation
Impairment loss	(306,239,306)	30,879,525
Disposals	(87,121,180)
Balance, end of period		393,226,346	424,105,871
Vessel Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, beginning of period	(58,990,108)	(53,151,629)
Improvements
Depreciation	(7,611,425)	(15,075,915)
Impairment loss	66,241,016	9,237,436
Disposals	360,517
Balance, end of period		(58,990,108)	(53,151,629)
Vessel Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, beginning of period	334,236,238	370,954,242
Improvements	134,140
Depreciation	(7,611,425)	(15,075,915)
Impairment loss	(239,998,290)	(21,642,089)
Disposals	(86,760,663)
Balance, end of period		$ 334,236,238	$ 370,954,242